UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-21761

Keeley Funds, Inc.

(Exact name of registrant as specified in charter)

141 West Jackson Boulevard

Suite 2150

Chicago, IL 60604

(Address of principal executive offices) (Zip code)

Kevin Keeley

141 West Jackson Boulevard

Suite 2150

Chicago, IL 60604

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-786-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

Semiannual Report

March 31, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.keeleyfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-422-3554 or send an email request to info@keeleyteton.com.

KEELEY FUNDS

(Unaudited)

	Class A Shares						Class I Shares
	Average Annual Returns – March 31, 2021 (a)(b)						Average Annual Returns – March 31, 2021 (a)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
KEELEY Small Cap
Dividend Value	82.45%	9.80%	8.61%	11.21%	1.64%	1.41%	91.53%	11.11%	9.39%	11.95%	1.39%	1.16%
KEELEY Small-Mid Cap
Value	88.87	11.14	9.05	7.75	1.70	1.41	98.21	12.45	9.83	8.38	1.45	1.16
KEELEY Mid Cap
Dividend Value	61.74	10.05	—	12.73	1.40	1.20	69.84	11.33	—	13.56	1.15	0.95

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.keeleyfunds.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.keeleyfunds.com. The prospectuses contain expense reimbursement information and should be read carefully before investing. The gross expense ratios and expense ratios after Adviser reimbursements are from the current prospectus dated January 28, 2021.

(b)	Includes the effect of the maximum 4.50% sales charge at the beginning of the period.

Inception Dates
	Class A Shares	Class I Shares
KEELEY Small Cap Dividend Value	12/01/09	12/01/09
KEELEY Small-Mid Cap Value	08/15/07	08/15/07
KEELEY Mid Cap Dividend Value	10/03/11	10/03/11

The KEELEY Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.keeleyfunds.com by calling the Funds at 800-422-3554. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-422-3554; (ii) writing to The KEELEY Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

KEELEY Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2020 through March 31, 2021

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 10/01/20	Ending Account Value 03/31/21	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 10/01/20	Ending Account Value 03/31/21	Annualized Expense Ratio	Expenses Paid During Period*

KEELEY Small Cap Dividend Value Fund
Class A	$1,000.00	$1,567.20	1.29%	$8.26	$1,000.00	$1,018.50	1.29%	$6.49
Class I	$1,000.00	$1,568.40	1.04%	$6.66	$1,000.00	$1,019.75	1.04%	$5.24

KEELEY Small-Mid Cap Value Fund
Class A	$1,000.00	$1,514.80	1.39%	$8.71	$1,000.00	$1,018.00	1.39%	$6.99
Class I	$1,000.00	$1,516.00	1.14%	$7.15	$1,000.00	$1,019.25	1.14%	$5.74

KEELEY Mid Cap Dividend Value Fund
Class A	$1,000.00	$1,379.30	1.20%	$7.12	$1,000.00	$1,018.95	1.20%	$6.04
Class I	$1,000.00	$1,381.10	0.95%	$5.64	$1,000.00	$1,020.19	0.95%	$4.78

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2021:

KEELEY Small Cap Dividend Value Fund

Financial Services	16.4%
Banking	14.2%
Energy and Utilities	13.6%
Building and Construction	7.8%
Diversified Industrial	6.1%
Health Care	6.1%
Business Services	5.4%
Retail	3.9%
Consumer Products	3.2%
Other Investment Companies	3.0%
Metals and Mining	2.9%
Computer Software and Services	2.7%
Equipment and Supplies	2.3%
Broadcasting	2.3%
Paper and Forest Products	2.0%
Automotive	1.8%
Hotels and Gaming	1.6%
Automotive: Parts and Accessories	1.1%
Consumer Services	1.0%
Electronics	0.9%
Machinery	0.9%
Entertainment	0.4%
Other Assets and Liabilities (Net)	0.4%
100.0%

KEELEY Small-Mid Cap Value Fund

Financial Services	20.3%
Energy and Utilities	14.4%
Diversified Industrial	11.6%
Consumer Products	7.3%
Business Services	7.3%
Building and Construction	6.5%
Computer Software and Services	5.6%
Health Care	5.4%
Hotels and Gaming	4.0%
Banking	3.2%
Specialty Chemicals	3.0%
Broadcasting	2.7%
Other Investment Companies	2.3%
Retail	1.8%
Metals and Mining	1.5%
Equipment and Supplies	1.2%
Consumer Staples	1.1%
Food and Beverage	0.9%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

KEELEY Mid Cap Dividend Value Fund

Financial Services	18.4%
Energy and Utilities	16.0%
Health Care	8.0%
Diversified Industrial	6.2%
Specialty Chemicals	6.1%
Business Services	5.5%
Building and Construction	5.3%
Computer Software and Services	4.6%
Consumer Products	4.1%
Hotels and Gaming	3.9%
Food and Beverage	3.3%
Machinery	3.1%
Retail	2.5%
Automotive: Parts and Accessories	2.2%
Electronics	1.9%
Other Investment Companies	1.8%
Metals and Mining	1.4%
Equipment and Supplies	1.2%
Real Estate	1.2%
Broadcasting	1.1%
Consumer Services	0.9%
Banking	0.8%
Entertainment	0.4%
Other Assets and Liabilities (Net)	0.1%
100.0%

KEELEY Small Cap Dividend Value Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.6%
	Automotive — 1.8%
95,382	Winnebago Industries Inc.	$3,536,409	$7,316,753
	Automotive: Parts and Accessories — 1.1%
108,300	Allison Transmission Holdings
	Inc.	4,266,785	4,421,889
	Banking — 13.7%
150,550	Atlantic Union Bankshares Corp.	4,841,196	5,775,098
197,932	BancorpSouth Bank	2,982,897	6,428,831
125,273	Columbia Banking System Inc.	4,030,267	5,398,014
140,872	First Bancorp/Southern Pines NC	2,930,876	6,127,932
104,996	Glacier Bancorp Inc.	3,759,454	5,993,172
102,496	Independent Bank Group Inc.	5,138,004	7,404,311
209,993	OceanFirst Financial Corp.	5,215,471	5,027,232
28,333	Prosperity Bancshares Inc.	1,964,327	2,121,858
152,899	The Bank of NT Butterfield & Son Ltd.	5,229,140	5,843,800
66,108	Wintrust Financial Corp.	3,814,630	5,010,986
		39,906,262	55,131,234
	Broadcasting — 2.3%
66,942	Nexstar Media Group Inc., Cl. A	3,095,681	9,400,665
	Building and Construction — 7.8%
145,005	Apogee Enterprises Inc.	4,039,607	5,927,804
158,007	KB Home	4,086,717	7,352,066
201,103	KBR Inc.	3,018,462	7,720,344
313,250	Primoris Services Corp.	5,685,073	10,377,973
		16,829,859	31,378,187
	Business Services — 5.4%
40,672	ABM Industries Inc.	2,110,767	2,074,679
376,375	City Office REIT Inc.	4,385,528	3,997,103
193,469	Healthcare Services Group Inc.	4,744,838	5,422,936
269,434	Outfront Media Inc., REIT†	6,867,056	5,881,744
130,551	STAG Industrial Inc., REIT	3,483,351	4,387,819
		21,591,540	21,764,281
	Computer Software and Services — 2.7%
129,765	Perspecta Inc.	2,809,096	3,769,673
72,197	TTEC Holdings Inc.	2,679,995	7,252,189
		5,489,091	11,021,862
	Consumer Products — 3.2%
272,767	Culp Inc.	4,290,864	4,197,884
180,549	Kontoor Brands Inc.	4,649,392	8,762,043
		8,940,256	12,959,927
	Consumer Services — 1.0%
95,830	National Storage Affiliates Trust, REIT	2,860,514	3,826,492
	Diversified Industrial — 6.1%
18,547	ESCO Technologies Inc.	609,993	2,019,583
337,586	GrafTech International Ltd.	4,001,837	4,128,677
21,109	Griffon Corp.	536,304	573,531
154,156	Hillenbrand Inc.	3,329,008	7,354,783
35,276	John Bean Technologies Corp.	1,270,523	4,703,702
156,193	Olin Corp.	2,686,777	5,930,648
		12,434,442	24,710,924
	Electronics — 0.9%
35,574	Dolby Laboratories Inc., Cl. A	2,233,522	3,511,865
	Energy and Utilities — 13.6%
78,240	ALLETE Inc.	3,194,455	5,256,946
97,484	Argan Inc.	4,408,050	5,200,771
192,058	Atlantica Sustainable Infrastructure plc	3,481,918	7,035,084
75,181	Black Hills Corp.	4,271,362	5,019,835
Shares		Cost	Market Value
378,688	Covanta Holding Corp.	$5,700,812	$5,248,616
191,400	Delek U.S. Holdings Inc.†	4,484,877	4,168,692
34,640	Oasis Petroleum Inc.	2,059,669	2,057,270
13,149	Pioneer Natural Resources Co.	769,174	2,088,324
360,543	Primo Water Corp.	4,634,278	5,862,429
242,152	South Jersey Industries Inc.	7,176,022	5,467,792
4,448	Texas Pacific Land Corp.	1,724,518	7,069,785
		41,905,135	54,475,544
	Entertainment — 0.4%
73,067	Cinemark Holdings Inc.†	2,687,935	1,491,297
	Equipment and Supplies — 2.3%
176,782	Cactus Inc., Cl. A	5,035,406	5,413,065
28,012	Regal Beloit Corp.	2,190,647	3,996,752
		7,226,053	9,409,817
	Financial Services — 16.9%
91,663	Air Lease Corp.	1,907,295	4,491,487
306,892	Alpine Income Property Trust Inc., REIT	5,562,976	5,327,645
20,277	BOK Financial Corp.	950,879	1,811,142
379,931	Brightsphere Investment Group Inc.	3,425,842	7,742,994
29,923	FBL Financial Group Inc., Cl. A	1,230,978	1,673,294
362,767	FNB Corp.	4,055,149	4,607,141
53,888	James River Group Holdings Ltd.	1,804,769	2,458,371
636,087	Oaktree Specialty Lending Corp.	3,412,370	3,943,739
166,385	Pacific Premier Bancorp Inc.	3,471,682	7,227,764
248,103	Provident Financial Services Inc.	3,355,291	5,527,735
213,983	Silvercrest Asset Management Group Inc., Cl. A	1,986,907	3,077,075
105,368	SLR Investment Corp.	2,050,782	1,871,336
72,228	South State Corp.	6,516,468	5,670,620
178,078	Synovus Financial Corp.	4,598,571	8,147,069
139,439	Virtu Financial Inc., Cl. A	2,993,317	4,329,581
		47,323,276	67,906,993
	Health Care — 6.1%
243,499	CareTrust REIT Inc.	2,901,312	5,669,874
8,055	Chemed Corp.	2,786,311	3,703,850
332,210	Sabra Health Care REIT Inc.	3,946,981	5,767,166
98,608	The Ensign Group Inc.	1,738,083	9,253,375
		11,372,687	24,394,265
	Hotels and Gaming — 1.6%
36,344	Marriott Vacations Worldwide Corp.†	3,407,668	6,330,398
	Machinery — 0.9%
45,322	Astec Industries Inc.	2,085,572	3,418,185
	Metals and Mining — 2.9%
94,719	Compass Minerals International Inc.	5,152,253	5,940,776
53,177	Kaiser Aluminum Corp.	1,757,778	5,876,059
		6,910,031	11,816,835
	Paper and Forest Products — 2.0%
566,648	Mercer International Inc.	7,661,104	8,154,065
	Retail — 3.9%
187,113	Del Taco Restaurants Inc.	2,080,280	1,792,542
49,442	Jack in the Box Inc.	4,258,602	5,427,743
103,330	Penske Automotive Group Inc.	1,862,008	8,291,199
		8,200,890	15,511,484
	TOTAL COMMON STOCKS	259,964,712	388,352,962

See accompanying notes to financial statements.

KEELEY Small Cap Dividend Value Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	RIGHTS — 0.0%
	Broadcasting — 0.0%
851,756	Media General Inc., CVR†(a)	$0	$1

	SHORT TERM INVESTMENT — 3.0%
	Other Investment Companies — 3.0%
12,249,561	Fidelity Government Portfolio, Cl. I, 0.010%*	12,249,561	12,249,561

	TOTAL
	INVESTMENTS — 99.6%	$272,214,273	400,602,524

	Other Assets and Liabilities (Net) — 0.4%		1,437,877
	NET ASSETS — 100.0%		$402,040,401

*	1 day yield as of March 31, 2021.

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

CVR Contingent Value Right
REIT Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.8%
	Banking — 3.2%
12,918	PacWest Bancorp	$432,949	$492,822
26,933	Umpqua Holdings Corp.	462,854	472,674
7,129	Wintrust Financial Corp.	331,491	540,378
		1,227,294	1,505,874
	Broadcasting — 2.7%
9,140	Nexstar Media Group Inc., Cl. A	648,900	1,283,530
	Building and Construction — 6.5%
12,918	Apogee Enterprises Inc.	335,092	528,088
10,085	Fortune Brands Home & Security Inc.	156,619	966,345
24,556	KBR Inc.	393,262	942,705
30,580	Tri Pointe Homes Inc.†	338,595	622,609
		1,223,568	3,059,747
	Business Services — 7.3%
9,505	IAA Inc.†	313,436	524,106
5,697	Lamar Advertising Co., Cl. A, REIT	194,562	535,062
20,600	Nielsen Holdings plc	424,128	518,090
23,000	Outfront Media Inc., REIT†	366,050	502,090
20,300	Vontier Corp.†	634,717	614,481
3,564	WEX Inc.†	118,784	745,660
		2,051,677	3,439,489
	Computer Software and Services — 5.6%
3,810	Black Knight Inc.†	55,428	281,902
8,988	CDK Global Inc.	247,732	485,891
16,223	Cognyte Software Ltd.†	313,046	451,162
3,838	SYNNEX Corp.	318,937	440,756
4,739	TTEC Holdings Inc.	172,974	476,033
10,555	Verint Systems Inc.†	238,062	480,147
		1,346,179	2,615,891
	Consumer Products — 7.3%
9,932	Brunswick Corp.	516,781	947,215
17,244	Kontoor Brands Inc.	323,193	836,851
5,667	PVH Corp.†.	432,619	599,002
7,434	Spectrum Brands Holdings Inc.	375,755	631,890
16,650	The Aaron’s Co. Inc.	303,158	427,572
		1,951,506	3,442,530
	Consumer Staples — 1.1%
10,058	Molson Coors Beverage Co., Cl. B†	451,323	514,467
	Diversified Industrial — 11.6%
3,550	Acuity Brands Inc.	447,939	585,750
8,409	Altra Industrial Motion Corp.	300,946	465,186
5,606	Chart Industries Inc.†	111,605	798,014
2,163	ESCO Technologies Inc.	74,151	235,529
61,541	GrafTech International Ltd.	644,409	752,646
21,814	Harsco Corp.†	297,693	374,110
9,323	ITT Inc.	168,769	847,554
5,088	John Bean Technologies Corp.	44,645	678,434
26,237	nVent Electric plc	641,371	732,275
		2,731,528	5,469,498
	Energy and Utilities — 14.4%
15,834	Atlantica Sustainable Infrastructure plc	522,352	579,999
21,100	ChampionX Corp.†	356,766	458,503
33,799	Covanta Holding Corp.	341,672	468,454
14,990	Delek U.S. Holdings Inc.†	319,609	326,482
59,200	Diamond S Shipping Inc.†	436,886	593,776
8,592	Diamondback Energy Inc.	562,381	631,426
5,849	Evergy Inc.	317,150	348,191
26,566	MDU Resources Group Inc.	548,047	839,751
20,047	NRG Energy Inc.	186,451	756,373
5,406	Oasis Petroleum Inc.	324,878	321,062
29,187	Primo Water Corp.	378,152	474,581
Shares		Cost	Market Value
50,242	TechnipFMC plc	$525,889	$387,868
385	Texas Pacific Land Corp.	193,021	611,931
		5,013,254	6,798,397
	Equipment and Supplies — 1.2%
8,226	A.O. Smith Corp.	73,177	556,160
	Financial Services — 20.3%
19,286	Air Lease Corp.	407,114	945,014
14,486	Amerant Bancorp Inc., Cl. B†	239,311	238,295
5,240	BOK Financial Corp.	237,883	468,037
31,015	Brightsphere Investment Group Inc.	293,092	632,086
23,338	Eastern Bankshares Inc.	280,824	450,190
34,123	Equitable Holdings Inc.	690,970	1,113,092
18,300	FG New America Acquisition Corp., Cl. A†	174,244	186,477
35,220	FNB Corp.	408,358	447,294
16,817	FS KKR Capital Corp. II	219,912	328,436
22,823	Hudson Executive Investment Corp., Cl. A†	223,849	226,404
9,993	Popular Inc.	542,864	702,708
8,562	PROG Holdings Inc.†	425,418	370,649
4,997	Prosperity Bancshares Inc.	302,753	374,225
6,217	South State Corp.	342,639	488,097
20,230	Synovus Financial Corp.	616,387	925,523
22,405	Tastemaker Acquisition Corp.†	228,781	224,050
23,910	TLG Acquisition One Corp.†	238,314	237,187
13,710	Virtu Financial Inc., Cl. A	317,377	425,695
11,882	Voya Financial Inc.	292,321	756,170
		6,482,411	9,539,629
	Food and Beverage — 0.9%
5,728	Lamb Weston Holdings Inc.	226,273	443,805

	Health Care — 5.4%
26,079	CareTrust REIT Inc.	317,025	607,250
2,346	Laboratory Corp. of America Holdings†	265,045	598,300
32,142	Sabra Health Care REIT Inc.	455,854	557,985
8,530	The Ensign Group Inc.	362,908	800,455
		1,400,832	2,563,990
	Hotels and Gaming — 4.0%
14,452	Gaming and Leisure Properties Inc.,
	REIT	368,697	613,198
42,044	Playa Hotels & Resorts NV†	338,732	306,921
17,823	VICI Properties Inc., REIT	352,452	503,322
6,398	Wyndham Hotels & Resorts Inc.	369,787	446,452
		1,429,668	1,869,893
	Metals and Mining — 1.5%
12,100	Allegheny Technologies Inc.†	224,964	254,826
4,143	Kaiser Aluminum Corp.	113,328	457,802
		338,292	712,628
	Retail — 1.8%
10,725	Penske Automotive Group Inc.	181,073	860,574
	Specialty Chemicals — 3.0%
7,039	Ashland Global Holdings Inc.	108,616	624,852
7,708	Huntsman Corp.	89,767	222,222
20,992	Valvoline Inc.	162,826	547,261
		361,209	1,394,335
	TOTAL COMMON STOCKS	27,138,164	46,070,437

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	SHORT TERM INVESTMENT — 2.3%
	Other Investment Companies — 2.3%
1,112,227	Fidelity Government Portfolio, Cl. I, 0.010%*	$1,112,227	$1,112,227
	TOTAL INVESTMENTS — 100.1%	$28,250,391	47,182,664
	Other Assets and Liabilities (Net) — (0.1)%		(67,175)
	NET ASSETS — 100.0%		$47,115,489

*	1 day yield as of March 31, 2021.

†	Non-income producing security.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.1%
	Automotive: Parts and Accessories — 2.2%
37,900	Allison Transmission Holdings Inc.	$1,460,327	$1,547,457
15,313	Autoliv Inc.†	1,013,269	1,421,046
		2,473,596	2,968,503
	Banking — 0.8%
58,643	Umpqua Holdings Corp.	909,743	1,029,185
	Broadcasting — 1.1%
10,809	Nexstar Media Group Inc., Cl. A	1,034,954	1,517,908
	Building and Construction — 5.3%
25,943	Fortune Brands Home & Security Inc.	1,158,741	2,485,858
60,354	KB Home	1,428,972	2,808,272
11,260	Vulcan Materials Co.	1,019,478	1,900,125
		3,607,191	7,194,255
	Business Services — 5.5%
54,048	Hudson Pacific Properties Inc., REIT	1,732,242	1,466,322
27,728	Iron Mountain Inc., REIT	759,779	1,026,213
21,349	Lamar Advertising Co., Cl. A, REIT	1,212,509	2,005,098
8,862	Omnicom Group Inc.	684,721	657,117
27,204	Quanta Services Inc.	948,207	2,393,408
		5,337,458	7,548,158
	Computer Software and Services — 4.6%
45,530	CDK Global Inc.	2,311,816	2,461,352
46,146	NortonLifeLock Inc.	881,805	981,064
42,698	Perspecta Inc.	842,514	1,240,377
14,486	SYNNEX Corp.	1,181,536	1,663,572
		5,217,671	6,346,365
	Consumer Products — 4.1%
29,006	Brunswick Corp.	1,478,909	2,766,302
21,738	Hasbro Inc.	1,257,037	2,089,457
27,147	Reynolds Consumer Products Inc.	816,583	808,438
		3,552,529	5,664,197
	Consumer Services — 0.9%
19,863	Equity LifeStyle Properties Inc., REIT	525,892	1,264,081
	Diversified Industrial — 6.2%
10,086	Acuity Brands Inc.	1,280,098	1,664,190
179,141	GrafTech International Ltd.	2,539,100	2,190,894
23,061	ITT Inc.	909,774	2,096,476
13,684	Jabil Inc.	665,148	713,757
65,939	nVent Electric plc	1,557,446	1,840,358
		6,951,566	8,505,675
	Electronics — 1.9%
12,431	Agilent Technologies Inc.	490,271	1,580,477
10,427	Dolby Laboratories Inc., Cl. A	389,447	1,029,353
		879,718	2,609,830
	Energy and Utilities — 16.0%
26,180	Black Hills Corp.	1,520,649	1,748,039
78,555	Cabot Oil & Gas Corp.	1,595,939	1,475,263
41,708	Devon Energy Corp.	692,553	911,320
25,678	Diamondback Energy Inc.	1,745,449	1,887,076
29,436	Evergy Inc.	1,521,525	1,752,325
70,280	MDU Resources Group Inc.	1,776,508	2,221,551
28,952	National Fuel Gas Co.	1,270,441	1,447,310
52,337	NRG Energy Inc.	1,145,398	1,974,675
56,796	OGE Energy Corp.	1,478,334	1,837,919
Shares		Cost	Market Value
10,809	Pioneer Natural Resources Co.	$645,793	$1,716,685
46,842	PPL Corp.	1,421,818	1,350,923
42,957	UGI Corp.	1,332,290	1,761,667
23,601	Valero Energy Corp.	928,748	1,689,832
		17,075,445	21,774,585
	Entertainment — 0.4%
25,132	Cinemark Holdings Inc.†	880,279	512,944
	Equipment and Supplies — 1.2%
21,034	The Timken Co.	1,327,263	1,707,330
	Financial Services — 18.4%
50,625	Air Lease Corp.	1,237,201	2,480,625
8,738	Ameriprise Financial Inc.	817,532	2,031,148
11,243	Arthur J Gallagher & Co.	545,690	1,402,789
9,188	BOK Financial Corp.	457,210	820,672
21,529	Comerica Inc.	1,119,670	1,544,490
22,700	Discover Financial Services	1,054,088	2,156,273
75,668	Equitable Holdings Inc.	1,515,070	2,468,290
26,664	Popular Inc.	1,457,220	1,875,012
22,516	Prosperity Bancshares Inc.	1,434,989	1,686,223
16,179	Reinsurance Group of America Inc.	1,821,466	2,039,363
18,287	South State Corp.	984,256	1,435,712
42,698	Synovus Financial Corp.	1,404,756	1,953,434
55,310	Virtu Financial Inc., Cl. A	1,125,515	1,717,376
23,421	Voya Financial Inc.	796,131	1,490,512
		15,770,794	25,101,919
	Food and Beverage — 3.3%
37,023	Conagra Brands Inc.	1,034,268	1,392,065
21,627	Lamb Weston Holdings Inc.	749,273	1,675,660
28,512	Molson Coors Beverage Co., Cl. B†	1,315,582	1,458,389
		3,099,123	4,526,114
	Health Care — 8.0%
3,383	Chemed Corp.	1,365,063	1,555,571
4,513	Cigna Corp.	596,119	1,090,973
21,979	Encompass Health Corp.	1,350,957	1,800,080
59,928	Healthcare Trust of America Inc., Cl. A, REIT.	1,488,800	1,652,814
86,568	Sabra Health Care REIT Inc.	1,676,103	1,502,821
8,891	STERIS plc	708,457	1,693,558
12,251	Universal Health Services Inc., Cl. B	1,420,206	1,634,161
		8,605,705	10,929,978
	Hotels and Gaming — 3.9%
10,449	Marriott Vacations Worldwide Corp.†	599,898	1,820,007
72,064	VICI Properties Inc., REIT	1,426,094	2,035,087
20,718	Wyndham Hotels & Resorts Inc.	965,458	1,445,702
		2,991,450	5,300,796
	Machinery — 3.1%
34,411	BWX Technologies Inc.	1,660,852	2,269,061
16,214	Oshkosh Corp.	1,165,951	1,923,953
		2,826,803	4,193,014
	Metals and Mining — 1.4%
14,808	Franco-Nevada Corp.	1,226,359	1,855,294
	Real Estate — 1.2%
37,473	Highwoods Properties Inc., REIT	1,506,640	1,609,091
	Retail — 2.5%
99,989	Brixmor Property Group Inc., REIT	1,494,751	2,022,777

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
12,791	PVH Corp.†	$1,225,566	$1,352,009
		2,720,317	3,374,786
	Specialty Chemicals — 6.1%
12,200	Ashland Global Holdings Inc.	918,261	1,082,994
14,503	FMC Corp.	649,917	1,604,177
53,508	Olin Corp.	799,586	2,031,699
20,088	RPM International Inc.	730,925	1,845,083
65,398	Valvoline Inc.	788,269	1,704,926
		3,886,958	8,268,879
	TOTAL COMMON STOCKS	92,407,454	133,802,887
	SHORT TERM INVESTMENT — 1.8%
	Other Investment Companies — 1.8%
2,528,952	Fidelity Government Portfolio, Cl. I, 0.010%*	2,528,952	2,528,952

	TOTAL
	INVESTMENTS — 99.9%	$94,936,406	136,331,839

	Other Assets and Liabilities (Net) — 0.1%		122,059
	NET ASSETS — 100.0%		$136,453,898

*	1 day yield as of March 31, 2021.

†	Non-income producing security.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Funds

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Assets:
Investments, at value (cost $272,214,273, $28,250,391, and $94,936,406, respectively)	$400,602,524	$47,182,664	$136,331,839
Receivable for Fund shares sold	1,687,371	280	110,218
Receivable from Adviser	61,155	10,744	21,959
Dividends and interest receivable	475,127	51,051	216,596
Prepaid expenses	91,139	22,665	43,874
Total Assets	402,917,316	47,267,404	136,724,486
Liabilities:
Payable for investments purchased	—	32,842	—
Payable for Fund shares redeemed	261,142	5,021	71,119
Payable for investment advisory fees	337,943	39,761	103,058
Payable for distribution fees	48,218	3,184	3,390
Payable for accounting fees	5,266	1,874	676
Payable for chief compliance officer compensation	4,471	690	2,215
Payable for custodian fees	3,548	2,715	2,973
Payable for legal and audit fees	56,906	20,664	28,021
Payable for shareholder communications expenses	63,356	30,405	35,889
Payable for shareholder services fees	78,735	6,539	13,193
Other accrued expenses	17,330	8,220	10,054
Total Liabilities	876,915	151,915	270,588
Net Assets	$402,040,401	$47,115,489	$136,453,898

Net Assets Consist of:
Paid-in capital	$260,634,993	$22,109,919	$106,688,939
Total distributable earnings	141,405,408	25,005,570	29,764,959
Net Assets	$402,040,401	$47,115,489	$136,453,898

Shares of Capital Stock, each at $0.0001 par value:
Class A:
Net assets	$224,765,606	$15,062,709	$16,168,957
Capital Shares outstanding	11,244,061	1,186,436	616,987

Net Asset Value and redemption price per share (500,000,000 shares authorized)	$19.99	$12.70	$26.21

Maximum offering price per share (NAV ÷ 0.9550, based on maximum sales charge of 4.50% of the offering price)	$20.93	$13.30	$27.45

Class I:
Net assets	$177,274,795	$32,052,780	$120,284,941

Capital Shares outstanding	8,851,625	2,452,325	4,591,819

Net Asset Value, offering, and redemption price per share (100,000,000 shares authorized)	$20.03	$13.07	$26.20

See accompanying notes to financial statements.

KEELEY Funds

Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $6,619, $1,395, and $3,312, respectively)	$4,528,810	$513,453	$1,277,468
Interest	586	232	150
Total Investment Income	4,529,396	513,685	1,277,618

Expenses:
Investment advisory fees	1,726,809	214,535	571,795
Distribution fees - Class A	246,701	17,211	18,080
Accounting fees	43,370	5,363	15,883
Custodian fees	10,149	5,459	7,229
Legal and audit fees	36,451	14,602	20,241
Chief compliance officer compensation	29,413	3,841	11,623
Registration expenses	24,974	19,348	19,703
Shareholder communications expenses	50,626	15,066	20,867
Shareholder services fees	195,559	21,837	45,524
Directors’ fees	50,365	6,597	19,828
Miscellaneous expenses	27,632	8,503	14,701
Total Expenses	2,442,049	332,362	765,474

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	(391,137)	(70,581)	(143,391)
Net Expenses	2,050,912	261,781	622,083
Net Investment Income	2,478,484	251,904	655,535
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	17,076,397	6,983,074	6,758,212

Net change in unrealized appreciation/(depreciation): on investments	130,204,716	10,156,207	33,402,152
Net Realized and Unrealized Gain on Investments	147,281,113	17,139,281	40,160,364
Net Increase in Net Assets Resulting from Operations	$149,759,597	$17,391,185	$40,815,899

See accompanying notes to financial statements.

KEELEY Funds

Statements of Changes in Net Assets

	KEELEY Small Cap Dividend Value		KEELEY Small-Mid Cap Value		KEELEY Mid Cap Dividend Value
	For the Six	For the	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2021	September 30,	March 31, 2021	September 30,	March 31, 2021	September 30,
	(Unaudited)	2020	(Unaudited)	2020	(Unaudited)	2020
Operations:
Net investment income	$2,478,484	$5,487,116	$251,904	$294,944	$655,535	$2,161,588
Net realized gain/(loss) on investments	17,076,397	972,844	6,983,074	3,112,287	6,758,212	(17,503,850)
Net change in net unrealized appreciation/(depreciation) on investments	130,204,716	(74,778,050)	10,156,207	(13,097,255)	33,402,152	(9,660,731)
Net increase/(decrease) in net assets resulting from operations	149,759,597	(68,318,090)	17,391,185	(9,690,024)	40,815,899	(25,002,993)
Distributions to Shareholders:
Accumulated earnings
Class A	(1,338,099)	(3,609,728)	(721,095)	(3,819,010)	(76,520)	(354,000)
Class I	(1,225,217)	(2,962,530)	(1,544,841)	(7,284,679)	(729,518)	(3,354,051)
	(2,563,316)	(6,572,258)	(2,265,936)	(11,103,689)	(806,038)	(3,708,051)
Return of capital
Class A	—	—	—	—	—	(29,269)
Class I	—	—	—	—	—	(251,879)
	—	—	—	—	—	(281,148)
Total Distributions to Shareholders	(2,563,316)	(6,572,258)	(2,265,936)	(11,103,689)	(806,038)	(3,989,199)
Capital Share Transactions:
Proceeds from shares issued
Class A	5,889,995	7,248,428	150,036	170,048	108,404	1,458,255
Class I	16,674,471	13,954,538	479,323	1,724,088	3,334,737	16,887,630
	22,564,466	21,202,966	629,359	1,894,136	3,443,141	18,345,885
Proceeds from reinvestment of distributions
Class A	1,281,545	3,433,976	700,093	3,730,318	68,360	351,944
Class I	1,207,584	2,904,659	1,538,399	7,246,618	727,599	3,585,634
	2,489,129	6,338,635	2,238,492	10,976,936	795,959	3,937,578
Cost of shares redeemed
Class A	(24,297,393)	(63,912,988)	(2,161,127)	(8,202,435)	(1,120,412)	(4,268,813)
Class I	(19,172,266)	(54,751,486)	(5,786,674)	(12,990,087)	(20,767,754)	(50,746,070)
	(43,469,659)	(118,664,474)	(7,947,801)	(21,192,522)	(21,888,166)	(55,014,883)
Net Decrease in Net Assets from Capital Share Transactions	(18,416,064)	(91,122,873)	(5,079,950)	(8,321,450)	(17,649,066)	(32,731,420)
Net Increase/(Decrease) in Net Assets	128,780,217	(166,013,221)	10,045,299	(29,115,163)	22,360,795	(61,723,612)
Net Assets:
Beginning of year	273,260,184	439,273,405	37,070,190	66,185,353	114,093,103	175,816,715
End of period	$402,040,401	$273,260,184	$47,115,489	$37,070,190	$136,453,898	$114,093,103

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
Small Cap Dividend Value Fund	March 31, 2021		Year Ended September 30,
	(Unaudited)		2020	2019	2018	2017	2016
Class A
Net Asset Value, Beginning of Year.	$12.84		$15.86	$18.91	$19.27	$16.63	$15.21
Income (Loss) from Investment Operations:
Net Investment Income(a)	0.11		0.21	0.32	0.26	0.25	0.28
Net Realized and Unrealized Gain/(Loss) on Investments	7.16		(2.97)	(1.44)	0.76	2.94	2.11
Total from Investment Operations	7.27		(2.76)	(1.12)	1.02	3.19	2.39
Distributions:
Net Investment Income	(0.12)		(0.26)	(0.30)	(0.25)	(0.24)	(0.33)
Net Realized Gain on Investments	—		—	(0.60)	(1.13)	(0.31)	(0.64)
Return of Capital	—		—	(1.03)	—	—	—
Total Distributions	(0.12)		(0.26)	(1.93)	(1.38)	(0.55)	(0.97)
Net Asset Value, End of Period	$19.99		$12.84	$15.86	$18.91	$19.27	$16.63
Total Return†	56.7%		(17.3)%	(5.7)%	5.4%	19.3%	16.4%
Ratios to Average Net Assets/Supplemental Data
Net Assets, End of Period (in 000’s)	$224,765		$157,732	$254,329	$13,836	$22,460	$24,620
Net Investment Income	1.32	%(b)	1.49%	2.04%	1.34%	1.39%	1.81%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.29	%(b)	1.29%	1.29%	1.29%	1.29%	1.30%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions(c)	1.52	%(b)	1.52%	1.45%	1.50%	1.49%	1.49%
Portfolio Turnover Rate	10%		21%	71%	24%	22%	27%

Class I
Net Asset Value, Beginning of Year	$12.87		$15.89	$18.94	$19.30	$16.65	$15.23
Income (Loss) from Investment Operations:
Net Investment Income(a)	0.13		0.25	0.35	0.31	0.30	0.32
Net Realized and Unrealized Gain/(Loss) on Investments	7.17		(2.97)	(1.43)	0.76	2.95	2.11
Total from Investment Operations	7.30		(2.72)	(1.08)	1.07	3.25	2.43
Distributions:
Net Investment Income	(0.14)		(0.30)	(0.34)	(0.30)	(0.29)	(0.37)
Net Realized Gain on Investments	—		—	(0.60)	(1.13)	(0.31)	(0.64)
Return of Capital	—		—	(1.03)	—	—	—
Total Distributions	(0.14)		(0.30)	(1.97)	(1.43)	(0.60)	(1.01)
Net Asset Value, End of Period	$20.03		$12.87	$15.89	$18.94	$19.30	$16.65
Total Return†	56.8%		(17.1)%	(5.4)%	5.7%	19.6%	16.7%
Ratios to Average Net Assets/Supplemental Data
Net Assets, End of Period (in 000’s)	$177,275		$115,528	$184,944	$76,705	$75,701	$75,811
Net Investment Income	1.57	%(b)	1.75%	2.17%	1.59%	1.64%	2.06%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.04	%(b)	1.04%	1.04%	1.04%	1.04%	1.05%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions(c)	1.27	%(b)	1.27%	1.23%	1.25%	1.24%	1.24%
Portfolio Turnover Rate	10%		21%	71%	24%	22%	27%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

(c)	The ratio of expenses to average net assets includes interest expense and deferred compensation expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.01% for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019, 2018, 2017, and 2016, respectively. (See Note 3 of the Notes to the Financial Statements).

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
Small-Mid Cap Value Fund	March 31, 2021		Year Ended September 30,
	(Unaudited)		2020	2019	2018	2017	2016
Class A
Net Asset Value, Beginning of Year	$8.84		$12.38	$14.55	$14.92	$13.48	$12.57
Income (Loss) from Investment Operations:
Net Investment Income(a)	0.06		0.04	0.06	0.04	0.07	0.02
Net Realized and Unrealized Gain/(Loss) on Investments	4.38		(1.40)	(0.76)	1.18	2.52	1.35
Total from Investment Operations	4.44		(1.36)	(0.70)	1.22	2.59	1.37
Distributions:
Net Investment Income	(0.03)		(0.07)	(0.03)	(0.08)	(0.02)	(0.02)
Net Realized Gain on Investments	(0.55)		(2.11)	(1.44)	(1.51)	(1.13)	(0.44)
Total Distributions	(0.58)		(2.18)	(1.47)	(1.59)	(1.15)	(0.46)
Net Asset Value, End of Period	$12.70		$8.84	$12.38	$14.55	$14.92	$13.48
Total Return†	51.5%		(14.9)%	(4.1)%	8.7%	20.2%	11.3%
Ratios to Average Net Assets/Supplemental Data
Net Assets, End of Period (in 000’s)	$15,063		$11,515	$23,125	$43,302	$43,501	$45,570
Net Investment Income	1.01	%(b)	0.43%	0.48%	0.25%	0.47%	0.19%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.39	%(b)	1.39%	1.40%	1.39%	1.39%	1.40%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions(c)	1.72	%(b)	1.68%	1.53%	1.47%	1.47%	1.47%
Portfolio Turnover Rate	20%		21%	26%	27%	20%	37%

Class I
Net Asset Value, Beginning of Year	$9.10		$12.69	$14.88	$15.20	$13.72	$12.80
Income (Loss) from Investment Operations:
Net Investment Income(a)	0.15		0.07	0.09	0.07	0.10	0.06
Net Realized and Unrealized Gain/(Loss) on Investments	4.43		(1.44)	(0.77)	1.22	2.56	1.37
Total from Investment Operations	4.58		(1.37)	(0.68)	1.29	2.66	1.43
Distributions:
Net Investment Income	(0.06)		(0.11)	(0.07)	(0.10)	(0.05)	(0.07)
Net Realized Gain on Investments	(0.55)		(2.11)	(1.44)	(1.51)	(1.13)	(0.44)
Total Distributions	(0.61)		(2.22)	(1.51)	(1.61)	(1.18)	(0.51)
Net Asset Value, End of Period	$13.07		$9.10	$12.69	$14.88	$15.20	$13.72
Total Return†	51.6%		(14.7)%	(3.9)%	9.0%	20.4%	11.6%
Ratios to Average Net Assets/Supplemental Data
Net Assets, End of Period (in 000’s)	$32,052		$25,555	$43,060	$122,408	$91,586	$104,638
Net Investment Income	1.25	%(b)	0.68%	0.71%	0.50%	0.72%	0.44%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.14	%(b)	1.14%	1.15%	1.14%	1.14%	1.15%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions(c)	1.47	%(b)	1.43%	1.28%	1.22%	1.22%	1.22%
Portfolio Turnover Rate	20%		21%	26%	27%	20%	37%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

(c)	The ratio of expenses to average net assets includes interest expense and deferred compensation expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.01% for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019, 2018, 2017, and 2016, respectively. (See Note 3 of the Notes to the Financial Statements).

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
Mid Cap Dividend Value Fund	March 31, 2021		Year Ended September 30,
	(Unaudited)		2020	2019		2018	2017	2016
Class A
Net Asset Value, Beginning of Year	$19.10		$22.60	$23.94		$21.85	$18.88	$17.03
Income (Loss) from investment operations:
Net Investment Income(a)	0.09		0.26	0.29		0.19	0.15	0.19
Net Realized and Unrealized Gain/(Loss) on Investments	7.14		(3.26)	(0.67)		2.09	2.97	2.57
Total from Investment Operations	7.23		(3.00)	(0.38)		2.28	3.12	2.76
Distributions:
Net Investment Income	(0.12)		(0.31)	(0.32)		(0.19)	(0.15)	(0.16)
Net Realized Gain on Investments	—		(0.18)	(0.64)		—	—	(0.71)
Return of Capital	—		(0.01)	—		—	—	(0.04)
Total Distributions	(0.12)		(0.50)	(0.96)		(0.19)	(0.15)	(0.91)
Net Asset Value, End of Period	$26.21		$19.10	$22.60		$23.94	$21.85	$18.88
Total Return†	37.9%		(13.4)%	(1.5)%		10.5%	16.6%	16.9%
Ratios to Average Net Assets/Supplemental Data
Net Assets, End of Period (in 000’s)	$16,169		$12,611	$18,260		$31,987	$19,273	$20,661
Net Investment Income	0.80	%(b)	1.25%	1.31%		0.84%	0.76%	1.10%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.20	%(b)	1.20%	1.21	%(c)	1.29%	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions(d)	1.43	%(b)	1.40%	1.38%		1.47%	1.49%	1.52%
Portfolio Turnover Rate	11%		22%	22%		19%	43%	49%

Class I
Net Asset Value, Beginning of Year	$19.09		$22.59	$23.94		$21.84	$18.87	$17.03
Income (Loss) from Investment Operations:
Net Investment Income(a)	0.12		0.31	0.35		0.25	0.21	0.24
Net Realized and Unrealized Gain/(Loss) on Investments	7.14		(3.26)	(0.69)		2.09	2.96	2.56
Total from Investment Operations	7.26		(2.95)	(0.34)		2.34	3.17	2.80
Distributions:
Net Investment Income	(0.15)		(0.36)	(0.37)		(0.24)	(0.20)	(0.21)
Net Realized Gain on Investments	—		(0.18)	(0.64)		—	—	(0.71)
Return of Capital	—		(0.01)	—		—	—	(0.04)
Total Distributions	(0.15)		(0.55)	(1.01)		(0.24)	(0.20)	(0.96)
Net Asset Value, End of Period	$26.20		$19.09	$22.59		$23.94	$21.84	$18.87
Total Return†	38.1%		(13.1)%	(1.2)%		10.8%	16.9%	17.2%
Ratios to Average Net Assets/Supplemental Data
Net Assets, End of Period (in 000’s)	$120,285		$101,482	$157,557		$124,114	$98,361	$69,290
Net Investment Income	1.06	%(b)	1.51%	1.57%		1.09%	1.01%	1.35%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	0.95	%(b)	0.95%	0.96	%(c)	1.04%	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions(d)	1.18	%(b)	1.15%	1.13%		1.22%	1.24%	1.27%
Portfolio Turnover Rate	11%		22%	22%		19%	43%	49%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

(c)	The Fund incurred tax expense during the year ended September 30, 2019. If the tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.20% (Class A) and 0.95% (Class I), respectively.

(d)	The ratio of expenses to average net assets includes interest expense and deferred compensation expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for the six months ended March 31, 2021 and the years ended September 30, 2020, 2019, 2018, 2017, and 2016, respectively. (See Note 3 of the Notes to the Financial Statements).

See accompanying notes to financial statements.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. KEELEY Funds, Inc. (the Corporation) was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-ended investment company. The Corporation consists of three series, KEELEY Small Cap Dividend Value Fund (Small Cap Dividend Value Fund), KEELEY Small-Mid Cap Value Fund (Small-Mid Cap Value Fund ), and KEELEY Mid Cap Dividend Value Fund (Mid Cap Dividend Value Fund) (each, a Fund, and collectively, the Funds), each with two classes of shares: Class A and Class I. As noted in the Funds’ prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders.

The investment objectives of each Fund are as follows:

●	Small Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

●	Small-Mid Cap Value Fund seeks to provide long term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization.

●	Mid Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

2. Significant Accounting Policies. As an investment company, the Corporation follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Corporation in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 in these financial statements.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Keeley-Teton Advisors, LLC (the Adviser). Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case the security will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities for which quotations are not readily available are valued by the Funds’ investment adviser, Keeley-Teton Advisors, LLC, at their respective fair values as determined in good faith pursuant to procedures adopted by the Corporation’s Board. For each investment that is fair valued, the Adviser takes into consideration, to the extent applicable, various factors, including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. Securities fair valued by the Adviser are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of the inputs. Media General, Inc. was fair valued using methods approved by the Corporation’s Board as of March 31, 2021. No other securities were fair valued by the Funds as of March 31, 2021.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/21
SMALL CAP DIVIDEND VALUE FUND INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$388,352,962	—	—	$388,352,962
Rights (a)	—	—	$1	1
Short Term Investments	12,249,561	—	—	12,249,561
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$400,602,523	—	$1	$400,602,524

SMALL-MID CAP VALUE FUND INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$46,070,437	—	—	$46,070,437
Short Term Investments	1,112,227	—	—	1,112,227
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$47,182,664	—	—	$47,182,664

MID CAP DIVIDEND VALUE FUND INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$133,802,887	—	—	$133,802,887
Short Term Investments	2,528,952	—	—	2,528,952
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$136,331,839	—	—	$136,331,839

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at March 31, 2021 by Small-Mid Cap Value Fund or Mid Cap Dividend Value Fund.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Funds’ expenses. During the fiscal year ended March 31, 2021, Small Cap Dividend Value Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately thirteen basis points, the Small-Mid Cap Value Fund’s and Mid Cap Dividend Value Fund’s was less than 1 basis point.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Funds.

The tax character of distributions paid during the fiscal year ended September 30, 2020 was as follows:

	Small Cap	Small-Mid	Mid Cap
	Dividend Value Fund	Cap Value Fund	Dividend Value Fund
Ordinary Income (inclusive of short term capital gains)	$6,572,258	$549,855	$2,483,255
Net long term capital gains	—	10,553,834	1,224,796
Return of capital	—	—	281,148
Total distributions paid	$6,572,258	$11,103,689	$3,989,199

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at March 31, 2021:

	Small Cap	Small-Mid	Mid Cap
	Dividend Value Fund	Cap Value Fund	Dividend Value Fund
Aggregate cost of investments	$274,017,807	$28,666,546	$95,556,450
Gross unrealized appreciation	$135,303,306	$19,187,800	$42,777,496
Gross unrealized depreciation	(8,718,589)	(671,682)	(2,002,107)
Net unrealized appreciation	$126,584,717	$18,516,118	$40,775,389

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Corporation, on behalf of each Fund, has entered into an investment advisory agreement (the Agreement) with the Adviser, with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to that Fund. Under the terms of the Agreement, Small Cap Dividend Value Fund and Small-Mid Cap Value Fund each pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s first $350 million of average daily net assets, 0.90% for net assets greater than $350 million but less than $700 million, and 0.80% in excess of $700 million of the Fund’s average daily net assets. Mid Cap Dividend Value Fund pays the Adviser a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its fees and/or reimburse expenses with respect to each Fund until February 28, 2022 (the Expense Cap Agreement), such that total expenses, exclusive of taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s securities will not exceed the following amounts of average daily net assets of the respective Fund:

	Class A	Class I
Small Cap Dividend Value Fund	1.29%	1.04%
Small-Mid Cap Value Fund	1.39%	1.14%
Mid Cap Dividend Value Fund	1.20%	0.95%

Any reimbursements or fee waivers made by the Adviser to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its Expense Cap Agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser did not recoup any fees previously waived or reimbursed under the Expense Cap Agreement for the six months ended March 31, 2021. The table below indicates the amount of fees available for recoupment by the Adviser in future periods:

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2021, the cumulative unreimbursed amounts which may be recovered by the Adviser are as follows:

	For the year ended September 30, 2018, expiring September 30, 2021	For the year ended September 30, 2019, expiring September 30, 2022	For the year ended September 30, 2020, expiring September 30, 2023	For the six months ended March 31, 2021, expiring September 30, 2024	Total
Small Cap Dividend Value Fund	$196,530	$347,914	$773,620	$391,137	$1,709,201
Small-Mid Cap Value Fund	113,365	127,131	142,211	70,581	453,288
Mid Cap Dividend Value Fund	241,278	274,447	297,386	143,391	956,502

Any waiver or reimbursement is subject to later adjustment during the term of each Fund’s investment advisory agreement to allow Keeley-Teton to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. Keeley-Teton, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed.

4. Distribution Plan. The Corporation’s Board has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A Shares. The Plan is designed to finance or assist in the financing of any activity primarily intended to result in the sale of Class A Shares by G.distributors, LLC (the Distributor), an affiliate of the Adviser, with whom certain officers and directors of the Corporation are affiliated, and to permit the Corporation to compensate the Distributor and other dealers of its shares. Each Fund paid the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan can be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors.

For the six months ended March 31, 2021, Small Cap Dividend Value Fund – Class A expensed $246,701 in distribution fees, of which $317 was paid to the Distributor; Small-Mid Cap Value Fund – Class A expensed $17,211 in distribution fees, of which $4,875 was paid to the Distributor; and Mid Cap Dividend Value Fund – Class A expensed $18,080 in distribution fees, of which $64 was paid to the Distributor. The distribution fees paid to the Distributor are unaudited.

The Corporation has adopted a Shareholder Servicing Agreement for all of its Funds and their Classes. The Corporation has retained the Adviser to serve as the shareholder servicing agent for the Funds pursuant to the Shareholder Servicing Agreement. Under the Shareholder Servicing Agreement, the Corporation will pay the Adviser a monthly fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets for providing support services to investors who beneficially own shares of a Fund. The Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors. For the six months ended March 31, 2021, the Adviser received $195,559, $21,837, and $45,524 from Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund, respectively.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2021, other than short term securities, are as follows:

	Purchases	Sales
	(excluding U.S.	(excluding U.S.
	Government	Government
	Securities)	Securities)
Small Cap Dividend Value Fund	$32,519,235	$58,055,445
Small-Mid Cap Value Fund	8,321,214	15,409,861
Mid Cap Dividend Value Fund	13,346,899	31,931,266

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2021, the Distributor retained a total of $5,256 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2021, Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund accrued $43,370, $5,363, and $15,883, respectively, in the Statements of Operations, in connection with the cost of computing these Funds’ NAVs.

The Adviser has an administration agreement for each of the Funds with Gabelli Funds, LLC, which has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2021, affiliates of the Funds beneficially owned shares of the Funds as set forth below:

	Small Cap	Small-Mid	Mid Cap
	Dividend Value Fund	Cap Value Fund	Dividend Value Fund
Shares	4,025,124	526,703	897,910
Percent of total outstanding shares	20.03%	14.48%	17.24%

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, and the Chairman of the Audit Committee receives a $25,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Funds participate in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which they may each borrow up to 10% of their net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2021, the Mid Cap Dividend Value Fund had average daily borrowings of $63,580, at an average borrowing rate of 1.40%. The maximum daily borrowing during the period was $2,877,000. The Small Cap Dividend Value Fund and the Small-Mid Cap Dividend Value Fund did not borrow from the line of credit during the six months ended March 31, 2021.

8. Capital Stock. The Funds offer two classes of shares - Class A Shares and Class I Shares. The public offering price for Class A Shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.50%. The public offering price for Class I Shares is the net asset value.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
	Small Cap Dividend Value Fund		Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
Class A
Shares sold	324,806	522,614	14,059	17,939	4,940	66,898
Shares issued upon reinvestment of distributions	72,525	269,827	65,491	328,373	2,854	17,039
Shares redeemed	(1,433,260)	(4,551,764)	(195,034)	(911,705)	(51,202)	(231,653)
Net decrease in Class A Shares	(1,035,929)	(3,759,323)	(115,484)	(565,393)	(43,408)	(147,716)

Class I
Shares sold	948,219	1,055,658	40,576	188,659	147,762	832,628
Shares issued upon reinvestment of distributions	67,861	227,361	139,854	620,961	30,342	175,506
Shares redeemed	(1,142,479)	(3,944,219)	(535,089)	(1,394,638)	(903,076)	(2,665,019)
Net decrease in Class I Shares	(126,399)	(2,661,200)	(354,659)	(585,018)	(724,972)	(1,656,885)

9. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Keeley Funds and Your Personal Privacy

Protecting your personal information is an important priority for us. The Funds’ privacy policy is designed to support this objective. We collect nonpublic personal information about you from the following sources:

●	Information we receive from you on applications or on other forms; correspondence or conversations, such as your name, address, social security number, assets, income, and date of birth.

●	Information about your transactions with us, our affiliates or others, such as your account numbers and balances, transaction history, parties to transactions, cost basis information, and other financial information.

The Funds restrict access to your nonpublic information by maintaining physical, electronic, and procedural safeguards.

The Funds do not disclose any nonpublic information about their current or former customers to nonaffiliated third parties, except as permitted by law. G.distributors, LLC. is the Distributor and Keeley-Teton Advisors, LLC. is the Investment Adviser for the Keeley Funds and are both affiliates of the Keeley Funds. We may share your nonpublic information with affiliates who require such information to provide products or services to you. You may request that we not share your nonpublic information with our affiliates for use by them in marketing products or services to you by calling us toll-free at 1-800-422-3554. We will honor your choice until you tell us otherwise. If you have a joint account, your instruction will be applied to all account holders on that account.

KEELEY Small Cap Dividend Value Fund
KEELEY Small-Mid Cap Value Fund
KEELEY Mid Cap Dividend Value Fund

141 West Jackson Blvd., Suite 2150
Chicago, Illinois 60604

General and Account Information:

800-422-3554
fax: 312-786-5003
website: keeleyfunds.com
e-mail: info@keeleyteton.com

Board of Directors

LAURA D. ALTER	NICHOLAS F. GALLUCCIO*	SEAN LOWRY
Former Managing Director and Senior	Co-Chairman, President, and	Former Executive Vice President,
Partner of Fixed Income,	Chief Executive Officer	Pacor Mortgage Corp.
Harris Investments	Teton Advisors, Inc.

ANTHONY S. COLAVITA	KEVIN M. KEELEY*	MICHAEL J. MELARKEY
Attorney, Anthony S. Colavita, P.C.	Co-Chairman, Executive Chairman,	Of Counsel,
	and President	McDonald Carano Wilson LLP
Keeley -Teton Advisors, LLC
President, Keeley Funds, Inc.

JAMES P. CONN	JEROME J. KLINGENBERGER	KUNI NAKAMURA
Former Managing Director and Chief	Executive Vice President and,	President of Advanced Polymer, Inc.
Investment Officer, Financial Security	Chief Financial Officer
Assurance Holdings Ltd.	Grayhill, Inc.

*Interested Directors

Officers

KEVIN M. KEELEY	JOHN C. BALL	PETER GOLDSTEIN
President	Treasurer	Secretary

DEANNA MAROTZ	THOMAS E. BROWNE Jr.
Chief Compliance Officer	Vice President

Investment Adviser	Distributor
Keeley-Teton Advisors, LLC	G.distributors, LLC
Custodian	Legal Counsel
State Street Bank and Trust Company	Paul Hastings LLP

This report is submitted for the information of the shareholders of the KEELEY Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABKLQ121SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Keeley Funds, Inc.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	May 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	May 28, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	May 28, 2021

* Print the name and title of each signing officer under his or her signature.